Note 4 - Investment and Equity Securities (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
	December 31, 2019
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollar amounts in thousands)	Cost	Gains	Losses	Value

Subordinated debt	$4,000	$126	$-	$4,126
Obligations of states and political subdivisions:
Taxable	500	1	-	501
Tax-exempt	80,436	2,065	(25)	82,476
Mortgage-backed securities in government-sponsored entities	18,465	274	(109)	18,630
Total	$103,401	$2,466	$(134)	$105,733
	December 31, 2018
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollar amounts in thousands)	Cost	Gains	Losses	Value

U.S. government agency securities	$7,442	$90	$(61)	$7,471
Obligations of states and political subdivisions:
Taxable	502	10	-	512
Tax-exempt	72,387	667	(473)	72,581
Mortgage-backed securities in government-sponsored entities	18,185	88	(515)	17,758
Total	$98,516	$855	$(1,049)	$98,322

Investments Classified by Contractual Maturity Date [Table Text Block]
	Amortized	Fair
(Dollar amounts in thousands)	Cost	Value

Due in one year or less	$148	$149
Due after one year through five years	1,324	1,345
Due after five years through ten years	16,613	16,908
Due after ten years	85,316	87,331

Total	$103,401	$105,733

Realized Gain (Loss) on Investments [Table Text Block]
	2019	2018
Proceeds from sales	$12,324	$-
Gross realized gains	227	-
Gross realized losses	(33)	-

Schedule of Unrealized Loss on Investments [Table Text Block]
	December 31, 2019
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollar amounts in thousands)	Value	Losses	Value	Losses	Value	Losses

Obligations of states and political subdivisions
Tax-exempt	$4,324	$(25)	$-	$-	$4,324	$(25)
Mortgage-backed securities in government-sponsored entities	1,409	(2)	8,223	(107)	9,632	(109)
Total	$5,733	$(27)	$8,223	$(107)	$13,956	$(134)
	December 31, 2018
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollar amounts in thousands)	Value	Losses	Value	Losses	Value	Losses

U.S. government agency securities	$-	$-	$4,105	$(61)	$4,105	$(61)
Obligations of states and political subdivisions
Tax-exempt	20,451	(286)	11,053	(187)	31,504	(473)
Mortgage-backed securities in government-sponsored entities	2,068	(9)	12,257	(506)	14,325	(515)
Total	$22,519	$(295)	$27,415	$(754)	$49,934	$(1,049)